Note 6 - Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31,
2016 ( remaining 9 months)	$173
2017	58
Total minimum lease payments	$231

Year Ending December 31,
2016	229
2017	58
Total minimum lease payments	$287